Liability Related to the Sale of Future Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Liability Related To Sale Of Future Revenue
Schedule of Liability for the Sale of Future Revenue

The following table presents as of December 31, 2023 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2022	$4,083
Sale of future royalties	-
Recognition of deferred revenue upon options exercise	(4,254)
Foreign currency exchange impact	171
December 31, 2023	$-